SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


05-01   CEE       200     12.1500      15.12 	     Weeden & Co
05-02	  " "       200     12.1100      14.89             " "
05-04   " "       200     11.9500      15.03             " "
05-07   " "      2800     11.9000      14.99 		   " "
05-08   " "      2500     11.9000      14.85             " "
05-09	  " "      2800     11.9214      14.68 	   	   " "
05-10   " "      1500     12.1000      15.02             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          06/01/01